Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of profit or loss:
Segment depreciation and amortization	$ 204,482	$ 202,336	$ 203,970
Expenses not allocated at segment level:
Loss from continuing operations, net of income taxes	(68,931)	(182,266)	(80,561)
Operating Segments
Reconciliation of profit or loss:
Total Segment EBITDA	599,952	540,374	518,135
Segment depreciation and amortization	135,778	138,646	138,154
Material Reconciling Items
Expenses not allocated at segment level:
Selling, general, and administrative expenses	329,854	321,692	198,084
Depreciation and amortization	26,366	21,911	22,179
Goodwill impairment loss			40,856
Loss on extinguishment of debt	12,726
Interest expense, net	190,546	271,899	199,813
Income tax benefit	$ (26,387)	$ (31,508)	$ (390)